INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Process Material Stockpiles	$ 2,944	$ 4,050
Concentrate Inventory	3,017	2,448
Materials And Supplies	2,377	2,328
Inventories	$ 8,338	$ 8,826